UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D/A

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: February 14, 2017 to March 10, 2017

Commission File Number of issuing entity: 333-207132-10

Central Index Key Number of issuing entity: 0001693368

CD 2017-CD3 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541001

Citigroup Global Markets Realty Corp.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294

German American Capital Corporation

(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4021846
38-4021847
38-7170532

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑AB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This form 10-D/A amends the Distribution Report on Form 10-D with respect to CD 2017-CD3 Mortgage Trust, dated March 24, 2017 and filed on March 27, 2017 under Commission File No. 333-207132-10 (the “March 27 Form 10-D”).  The Purpose of this amendment is to include in the Exhibit Index the filing date of the registrant’s Form ABS-EE, which filing date was omitted from the Exhibit Index of the March 27 Form 10-D.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On March 10, 2017 a distribution was made to holders of the certificates issued by CD 2017-CD3 Mortgage Trust.

The distribution report is attached as Exhibit 99.1 to the Distribution Report on Form 10-D with respect to CD 2017-CD3 Mortgage Trust, dated March 24, 2017 and filed on March 27, 2017 under Commission File No. 333-207132-10, and is incorporated by reference herein.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by CD 2017-CD3 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from February 14, 2017 to March 10, 2017.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 14, 2017. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2017. The CIK number of CGMRC is 0001541001.

German American Capital Corporation ("GACC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2017. The CIK number of GACC is 0001541294.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on March 24, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on March 24, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in Securities.

None

Item 9. Other Information.

Midland Loan Services, A Division of  PNC Bank, National Association, in its capacity as Master Servicer for CD 2017-CD3 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	3/10/2017	$636,983.63

Loan Combination Custodial Account(s) Beginning and Ending Balance
Moffett Place Google Loan Combination
111 Livingston Street Loan Combination
State Farm Data Center Loan Combination
Summit Place Wisconsin Loan Combination
Parts Consolidation Loan Combination
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	3/10/2017	$0.00

REO Account Beginning and Ending Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	3/10/2017	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CD 2017-CD3 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	3/10/2017	$5,059.24
Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	3/10/2017	$0.00
Excess Interest Distribution Account Beginning and Ending Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	3/10/2017	$0.00
Excess Liquidation Proceeds Reserve Account Beginning and Ending Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	3/10/2017	$0.00
Exchangeable Distribution Account Beginning and Ending Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	3/10/2017	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(99.1)

Monthly report distributed to holders of the certificates issued by CD 2017-CD3 Mortgage Trust, relating to the March 10, 2017 distribution (filed as Exhibit 99.1 to the Distribution Report on Form 10-D with respect to CD 2017-CD3 Mortgage Trust, dated March 24, 2017 and filed on March 27, 2017 under Commission File No. 333-207132-10, and is incorporated by reference herein).

(102)	Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on March 24, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).
(103)	Asset Related Document (filed as Exhibit 103 to the registrant’s form ABS-EE filed on March 24, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.

(Depositor)

/s/ Paul Vanderslice

Paul Vanderslice, President

Date: April 3, 2017

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1

Monthly report distributed to holders of the certificates issued by CD 2017-CD3 Mortgage Trust, relating to the March 10, 2017 distribution (filed as Exhibit 99.1 to the Distribution Report on Form 10-D with respect to CD 2017-CD3 Mortgage Trust, dated March 24, 2017 and filed on March 27, 2017 under Commission File No. 333-207132-10, and is incorporated by reference herein).

EX-102	Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on March 24, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).
EX-103	Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on March 24, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).